Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.2%
AeroVironment, Inc.
(a) (b)
................. 8,705 $ 2,329,806
Archer Aviation, Inc. , Class A
(a) (b)
........... 120,515 1,208,765
ATI, Inc.
(b)
.......................... 38,105 2,931,799
BWX Technologies, Inc. ................ 24,997 3,797,794
Cadre Holdings, Inc. ................... 6,641 219,618
Ducommun, Inc.
(b)
.................... 3,519 320,159
Eve Holding, Inc.
(a) (b)
................... 13,689 88,978
Hexcel Corp. ........................ 21,981 1,316,882
Huntington Ingalls Industries, Inc. .......... 4,331 1,207,743
Intuitive Machines, Inc. , Class A
(a) (b)
......... 9,927 110,785
Karman Holdings, Inc.
(b)
................ 9,640 498,388
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 45,073 2,645,785
Leonardo DRS, Inc. ................... 20,058 834,413
Loar Holdings, Inc.
(b)
................... 6,263 462,898
Mercury Systems, Inc.
(b)
................ 9,740 512,227
Moog, Inc. , Class A ................... 5,119 990,936
Redwire Corp.
(a) (b)
..................... 13,232 189,085
Rocket Lab Corp.
(a) (b)
.................. 95,781 4,398,264
Spirit AeroSystems Holdings, Inc. , Class A
(b)
... 10,584 417,010
StandardAero, Inc.
(b)
................... 30,309 865,322
Woodward, Inc. ...................... 16,127 4,145,929
29,492,586
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 20,417 2,354,488
GXO Logistics, Inc.
(a) (b)
................. 9,069 450,820
2,805,308
Automobile Components — 0.7%
Dorman Products, Inc.
(b)
................ 4,235 510,826
Gentex Corp. ....................... 57,634 1,522,690
Gentherm, Inc.
(b)
..................... 2,737 87,693
Mobileye Global, Inc. , Class A
(b)
........... 42,361 603,221
Modine Manufacturing Co.
(b)
............. 13,516 1,818,713
Patrick Industries, Inc. ................. 3,746 364,261
XPEL, Inc.
(b) (c)
....................... 5,850 191,237
5,098,641
Automobiles — 0.1%
Lucid Group, Inc.
(a) (b)
................... 156,255 384,388
Thor Industries, Inc. ................... 7,171 652,489
1,036,877
Banks — 2.3%
1st Source Corp. ..................... 2,218 132,681
Amalgamated Financial Corp. ............ 2,904 84,187
Ameris Bancorp ...................... 8,825 603,189
Axos Financial, Inc.
(b)
.................. 8,377 723,354
BancFirst Corp. ...................... 3,807 474,048
Bancorp, Inc. (The)
(b)
.................. 13,037 823,417
Bank First Corp. ..................... 2,615 310,714
Berkshire Hills Bancorp, Inc. ............. 6,524 160,751
Burke & Herbert Financial Services Corp. .... 2,224 128,970
Capital City Bank Group, Inc. ............. 2,374 93,987
City Holding Co. ..................... 1,892 231,013
Coastal Financial Corp.
(b)
............... 3,451 331,986
Columbia Financial, Inc.
(a) (b)
.............. 3,211 46,206
Commerce Bancshares, Inc. ............. 16,650 1,018,980
Equity Bancshares, Inc. , Class A .......... 2,415 90,756
Esquire Financial Holdings, Inc. ........... 2,210 211,895
First Financial Bankshares, Inc. ........... 23,188 802,768
Flagstar Financial, Inc. ................. 44,619 503,748
German American Bancorp, Inc. ........... 3,873 148,801
Home BancShares, Inc. ................ 26,303 740,692
HomeTrust Bancshares, Inc. ............. 2,832 110,051
Security
Shares
Shares Value
Banks (continued)
International Bancshares Corp. ........... 7,569 $ 516,054
Lakeland Financial Corp. ................ 2,248 142,456
Live Oak Bancshares, Inc. ............... 4,616 145,912
Metrocity Bankshares, Inc. .............. 3,625 100,050
NB Bancorp, Inc.
(a) (b)
................... 10,457 180,174
Nicolet Bankshares, Inc. ................ 2,034 262,386
Northeast Bank ...................... 2,395 237,512
Pathward Financial, Inc. ................ 6,390 483,244
QCR Holdings, Inc. ................... 1,748 124,108
Renasant Corp. ...................... 10,004 366,547
Republic Bancorp, Inc. , Class A ........... 1,519 104,598
Seacoast Banking Corp. of Florida ......... 13,169 371,234
ServisFirst Bancshares, Inc. ............. 14,781 1,162,526
Southern Missouri Bancorp, Inc. ........... 1,788 96,713
Stock Yards Bancorp, Inc. ............... 7,648 571,764
Texas Capital Bancshares, Inc.
(b)
.......... 5,119 429,842
TFS Financial Corp. ................... 8,448 110,753
Tompkins Financial Corp. ............... 1,670 108,016
Triumph Financial, Inc.
(b)
................ 2,655 150,592
Western Alliance Bancorp ............... 12,694 984,547
Wintrust Financial Corp. ................ 6,755 864,505
WSFS Financial Corp. ................. 7,650 419,526
15,705,253
Beverages — 0.6%
Boston Beer Co., Inc. (The) , Class A
(b)
....... 948 196,312
Celsius Holdings, Inc.
(b)
................. 44,808 2,031,595
Coca-Cola Consolidated, Inc. ............. 14,272 1,594,896
National Beverage Corp.
(b)
............... 3,947 180,851
Vita Coco Co., Inc. (The)
(b)
............... 11,203 395,018
4,398,672
Biotechnology — 5.8%
(b)
89bio, Inc. ......................... 15,233 144,714
ACADIA Pharmaceuticals, Inc. ............ 23,666 563,961
ADMA Biologics, Inc. .................. 63,799 1,193,041
Agios Pharmaceuticals, Inc. .............. 7,668 285,403
Akero Therapeutics, Inc.
(a)
............... 11,354 554,643
Alkermes plc ........................ 15,276 404,661
Amicus Therapeutics, Inc. ............... 69,299 415,101
AnaptysBio, Inc.
(a)
.................... 3,306 81,162
Anavex Life Sciences Corp.
(a)
............. 11,559 130,617
Apellis Pharmaceuticals, Inc. ............. 21,646 483,572
Arbutus Biopharma Corp.
(a)
.............. 19,079 62,579
Arcellx, Inc.
(a)
....................... 10,341 738,244
Arcutis Biotherapeutics, Inc.
(a)
............ 29,780 434,192
Ardelyx, Inc.
(a)
....................... 61,906 262,481
ARS Pharmaceuticals, Inc.
(a)
............. 2,858 50,529
Aurinia Pharmaceuticals, Inc. ............. 32,315 298,752
Avidity Biosciences, Inc.
(a)
............... 10,348 379,875
Beam Therapeutics, Inc.
(a)
............... 9,493 187,107
BioCryst Pharmaceuticals, Inc. ............ 52,321 425,893
Biohaven Ltd. ....................... 24,553 370,750
Bridgebio Pharma, Inc.
(a)
................ 38,418 1,816,019
Capricor Therapeutics, Inc.
(a)
............. 6,140 50,225
CareDx, Inc.
(a)
....................... 8,845 108,661
Catalyst Pharmaceuticals, Inc. ............ 20,395 435,025
Celldex Therapeutics, Inc. ............... 8,257 181,489
CG oncology, Inc. .................... 14,831 395,839
Cogent Biosciences, Inc. ................ 9,756 111,414
CRISPR Therapeutics AG
(a)
.............. 11,445 643,896
Cytokinetics, Inc.
(a)
.................... 18,378 691,748
Day One Biopharmaceuticals, Inc. ......... 18,634 125,034
Dianthus Therapeutics, Inc.
(a)
............. 1,704 35,222
Disc Medicine, Inc.
(a)
................... 3,834 229,120

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Dynavax Technologies Corp. ............. 15,265 $ 167,610
Exact Sciences Corp. .................. 29,717 1,395,213
Exelixis, Inc. ........................ 35,893 1,300,044
Geron Corp. ........................ 50,254 57,792
GRAIL, Inc.
(a)
....................... 2,756 94,283
Gyre Therapeutics, Inc.
(a)
............... 2,145 15,122
Halozyme Therapeutics, Inc. ............. 33,727 2,022,608
Ideaya Biosciences, Inc.
(a)
............... 6,982 170,012
ImmunityBio, Inc.
(a)
.................... 61,006 150,075
Immunome, Inc.
(a)
.................... 19,805 208,349
Immunovant, Inc.
(a)
.................... 19,142 307,803
Ionis Pharmaceuticals, Inc. .............. 40,855 1,755,948
Janux Therapeutics, Inc.
(a)
............... 10,455 251,077
KalVista Pharmaceuticals, Inc.
(a)
........... 6,602 89,985
Kiniksa Pharmaceuticals International plc
(a)
... 9,562 289,346
Krystal Biotech, Inc. ................... 7,078 1,089,092
Kymera Therapeutics, Inc.
(a)
.............. 7,335 320,906
Madrigal Pharmaceuticals, Inc.
(a)
.......... 5,026 1,520,415
MannKind Corp.
(a)
.................... 48,779 184,385
MeiraGTx Holdings plc ................. 9,682 74,067
MiMedx Group, Inc. ................... 13,256 95,311
Mineralys Therapeutics, Inc.
(a)
............ 4,061 57,463
Mirum Pharmaceuticals, Inc. ............. 10,551 545,276
MoonLake Immunotherapeutics
(a)
.......... 7,785 392,675
Neurocrine Biosciences, Inc. ............. 27,008 3,463,236
Novavax, Inc.
(a)
...................... 18,740 124,621
Nurix Therapeutics, Inc.
(a)
............... 7,741 87,164
Nuvalent, Inc. , Class A ................. 10,991 861,145
Organogenesis Holdings, Inc. , Class A
(a)
..... 8,141 37,611
Praxis Precision Medicines, Inc. ........... 2,171 117,712
Protagonist Therapeutics, Inc.
(a)
........... 8,556 460,826
PTC Therapeutics, Inc. ................. 8,577 446,948
Recursion Pharmaceuticals, Inc. , Class A
(a)
... 85,298 507,523
Revolution Medicines, Inc. ............... 23,608 879,870
Rhythm Pharmaceuticals, Inc. ............ 12,963 1,104,837
Roivant Sciences Ltd. .................. 105,652 1,200,207
Sarepta Therapeutics, Inc. ............... 15,151 248,779
Savara, Inc.
(a)
....................... 22,174 57,431
Scholar Rock Holding Corp. .............. 19,051 705,840
Soleno Therapeutics, Inc. ............... 8,356 722,543
Syndax Pharmaceuticals, Inc. ............ 21,564 213,915
TG Therapeutics, Inc. .................. 39,505 1,402,428
Travere Therapeutics, Inc. ............... 14,336 221,491
Twist Bioscience Corp. ................. 16,341 548,567
Ultragenyx Pharmaceutical, Inc. ........... 24,146 659,669
uniQure NV
(a)
....................... 6,145 85,538
Veracyte, Inc.
(a)
...................... 19,514 458,774
Vericel Corp.
(a)
....................... 13,630 476,232
Viking Therapeutics, Inc.
(a)
............... 11,496 374,425
Viridian Therapeutics, Inc.
(a)
.............. 6,607 115,755
Xencor, Inc. ........................ 7,929 65,969
Zymeworks, Inc. ..................... 5,363 67,359
40,562,241
Broadline Retail — 0.4%
(b)
Etsy, Inc. .......................... 10,111 589,168
Groupon, Inc. ....................... 6,725 207,399
Ollie's Bargain Outlet Holdings, Inc. ........ 16,891 2,307,817
Savers Value Village, Inc.
(a)
.............. 2,415 25,140
3,129,524
Building Products — 2.3%
A O Smith Corp. ..................... 19,265 1,363,769
AAON, Inc. ......................... 18,437 1,539,490
Advanced Drainage Systems, Inc. ......... 11,595 1,330,526
Security
Shares
Shares Value
Building Products (continued)
American Woodmark Corp.
(b)
............. 1,109 $ 58,345
Armstrong World Industries, Inc. ........... 11,836 2,227,180
AZZ, Inc. .......................... 3,319 363,431
CSW Industrials, Inc. .................. 4,500 1,167,660
Gibraltar Industries, Inc.
(b)
............... 3,444 227,407
Griffon Corp. ........................ 5,219 424,148
Hayward Holdings, Inc.
(b)
................ 23,356 359,215
Janus International Group, Inc.
(a) (b)
......... 10,942 93,773
Simpson Manufacturing Co., Inc. .......... 11,454 2,055,191
Tecnoglass, Inc. ...................... 6,492 506,571
Trex Co., Inc.
(b)
...................... 29,385 1,887,693
UFP Industries, Inc. ................... 7,756 760,088
Zurn Elkay Water Solutions Corp. .......... 41,349 1,829,693
16,194,180
Capital Markets — 3.7%
Acadian Asset Management, Inc. .......... 5,427 226,794
Affiliated Managers Group, Inc. ........... 3,256 683,337
Artisan Partners Asset Management, Inc. , Class
A ............................. 11,163 505,126
BGC Group, Inc. , Class A ............... 55,237 512,047
Cohen & Steers, Inc. .................. 8,054 592,452
DigitalBridge Group, Inc. , Class A .......... 43,567 467,910
Evercore, Inc. , Class A ................. 10,217 3,076,747
Federated Hermes, Inc. , Class B, NVS ...... 9,419 466,900
Freedom Holding Corp.
(a) (b)
.............. 5,191 964,566
GCM Grosvenor, Inc. , Class A ............ 6,123 72,190
Hamilton Lane, Inc. , Class A ............. 10,426 1,587,880
Houlihan Lokey, Inc. , Class A ............. 14,831 2,827,678
Jefferies Financial Group, Inc. ............ 25,452 1,467,562
MarketAxess Holdings, Inc. .............. 10,172 2,090,346
Moelis & Co. , Class A .................. 2,051 143,857
Oppenheimer Holdings, Inc. , Class A, NVS ... 677 51,323
P10, Inc. , Class A .................... 15,263 187,735
Perella Weinberg Partners , Class C ........ 16,139 321,812
Piper Sandler Cos. .................... 3,052 962,357
PJT Partners, Inc. , Class A .............. 6,143 1,097,263
SEI Investments Co. ................... 17,501 1,542,188
StepStone Group, Inc. , Class A ........... 12,610 748,530
Stifel Financial Corp. .................. 15,860 1,809,943
StoneX Group, Inc.
(b)
.................. 8,635 839,667
TPG, Inc. , Class A .................... 27,526 1,570,909
Victory Capital Holdings, Inc. , Class A ....... 8,240 567,818
WisdomTree, Inc. ..................... 14,250 189,098
25,574,035
Chemicals — 1.2%
Albemarle Corp. ..................... 12,130 823,021
Ashland, Inc. ........................ 3,852 198,609
Axalta Coating Systems Ltd.
(b)
............ 21,427 606,813
Balchem Corp. ...................... 8,901 1,357,135
Cabot Corp. ........................ 4,569 329,790
Element Solutions, Inc. ................. 21,544 508,438
Hawkins, Inc. ....................... 5,187 846,933
HB Fuller Co. ....................... 5,132 288,418
NewMarket Corp. ..................... 919 631,353
Olin Corp. .......................... 14,838 281,032
Perimeter Solutions, Inc.
(b)
............... 36,653 591,213
PureCycle Technologies, Inc.
(a) (b)
........... 15,026 201,499
Quaker Chemical Corp. ................ 1,280 146,458
Sensient Technologies Corp. ............. 11,538 1,295,602
8,106,314
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. ................... 5,975 275,627
ACV Auctions, Inc. , Class A
(b)
............. 41,992 596,706

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Brady Corp. , Class A, NVS .............. 7,179 $ 506,622
BrightView Holdings, Inc.
(a) (b)
............. 5,563 88,730
Brink's Co. (The) ..................... 6,688 584,130
Casella Waste Systems, Inc. , Class A
(b)
...... 17,012 1,849,715
CECO Environmental Corp.
(a) (b)
........... 8,010 360,049
CoreCivic, Inc.
(b)
..................... 11,139 223,226
Driven Brands Holdings, Inc.
(b)
............ 5,968 100,859
GEO Group, Inc. (The)
(b)
................ 15,713 407,281
HNI Corp. .......................... 4,194 215,739
Interface, Inc. ....................... 7,061 145,598
Liquidity Services, Inc.
(b)
................ 6,335 151,280
MSA Safety, Inc. ..................... 10,145 1,804,491
OPENLANE, Inc.
(b)
.................... 9,127 224,889
Tetra Tech, Inc. ...................... 68,554 2,518,674
UniFirst Corp. ....................... 2,369 405,170
VSE Corp.
(a)
........................ 4,989 780,978
11,239,764
Communications Equipment — 1.1%
(b)
Applied Optoelectronics, Inc.
(a)
............ 9,327 213,308
Calix, Inc. .......................... 15,929 903,015
Ciena Corp. ........................ 38,663 3,589,473
Digi International, Inc. .................. 5,782 188,551
Extreme Networks, Inc. ................. 19,821 350,039
Harmonic, Inc. ....................... 31,174 265,291
Lumentum Holdings, Inc. ................ 18,850 2,075,008
Ribbon Communications, Inc. ............ 10,192 38,322
Viavi Solutions, Inc. ................... 36,246 364,272
7,987,279
Construction & Engineering — 2.8%
API Group Corp.
(b)
.................... 84,537 3,049,250
Arcosa, Inc. ........................ 12,564 1,078,996
Argan, Inc. ......................... 3,525 863,554
Centuri Holdings, Inc.
(a) (b)
................ 4,553 99,255
Construction Partners, Inc. , Class A
(a) (b)
...... 12,776 1,288,460
Dycom Industries, Inc.
(b)
................ 7,569 2,034,623
Everus Construction Group, Inc.
(b)
.......... 4,524 335,952
Fluor Corp.
(b)
........................ 16,170 917,971
Granite Construction, Inc. ............... 7,726 729,875
Great Lakes Dredge & Dock Corp.
(b)
........ 7,102 78,690
IES Holdings, Inc.
(a) (b)
.................. 2,280 805,000
Limbach Holdings, Inc.
(a) (b)
............... 2,895 396,615
MasTec, Inc.
(b)
....................... 16,724 3,164,348
MYR Group, Inc.
(b)
.................... 1,823 352,751
Primoris Services Corp. ................ 9,393 884,539
Sterling Infrastructure, Inc.
(b)
............. 8,323 2,227,152
Valmont Industries, Inc. ................. 2,753 1,001,954
WillScot Holdings Corp. ................ 17,815 522,870
19,831,855
Construction Materials — 0.4%
Eagle Materials, Inc. ................... 9,079 2,036,329
Knife River Corp.
(b)
.................... 7,212 594,846
United States Lime & Minerals, Inc. ......... 2,924 291,172
2,922,347
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(b)
.............. 943 46,801
Dave, Inc. , Class A
(b)
.................. 2,874 677,689
Enova International, Inc.
(b)
............... 3,089 322,986
EZCORP, Inc. , Class A, NVS
(b)
............ 6,971 99,825
FirstCash Holdings, Inc. ................ 7,131 950,491
LendingClub Corp.
(b)
................... 12,316 192,006
Nelnet, Inc. , Class A ................... 1,669 208,241
SLM Corp. ......................... 29,906 951,011
Security
Shares
Shares Value
Consumer Finance (continued)
Upstart Holdings, Inc.
(a) (b)
................ 22,673 $ 1,853,291
5,302,341
Consumer Staples Distribution & Retail — 0.5%
Chefs' Warehouse, Inc. (The)
(b)
........... 5,587 383,045
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 3,296 68,886
Maplebear, Inc.
(b)
..................... 50,316 2,413,658
Natural Grocers by Vitamin Cottage, Inc. ..... 999 37,852
PriceSmart, Inc. ...................... 6,340 681,550
Weis Markets, Inc. .................... 1,172 84,865
3,669,856
Containers & Packaging — 0.6%
AptarGroup, Inc. ..................... 17,935 2,818,306
Crown Holdings, Inc. .................. 13,229 1,314,433
4,132,739
Distributors — 0.2%
Pool Corp. ......................... 4,904 1,511,119
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.
(b)
.......... 10,077 1,151,499
Bright Horizons Family Solutions, Inc.
(b)
...... 15,099 1,707,697
Carriage Services, Inc. ................. 1,890 84,899
Coursera, Inc.
(b)
...................... 31,557 398,880
Frontdoor, Inc.
(b)
...................... 10,111 591,493
Graham Holdings Co. , Class B ............ 431 411,252
Grand Canyon Education, Inc.
(b)
........... 7,671 1,293,561
H&R Block, Inc. ...................... 24,320 1,321,549
Laureate Education, Inc.
(b)
............... 21,160 478,216
Mister Car Wash, Inc.
(a) (b)
................ 18,644 107,669
OneSpaWorld Holdings Ltd. .............. 25,292 559,459
Perdoceo Education Corp. ............... 9,980 287,224
Strategic Education, Inc. ................ 3,299 244,604
Stride, Inc.
(b)
........................ 10,981 1,408,094
Udemy, Inc.
(b)
....................... 6,901 52,517
Universal Technical Institute, Inc.
(b)
......... 12,702 409,258
10,507,871
Diversified REITs — 0.2%
Alexander & Baldwin, Inc. ............... 12,122 217,953
Essential Properties Realty Trust, Inc. ....... 29,904 911,773
Gladstone Commercial Corp. ............. 4,826 63,462
1,193,188
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a) (b)
...................... 2,984 66,275
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 34,828 1,851,805
Cogent Communications Holdings, Inc. ...... 7,479 340,967
Globalstar, Inc.
(a) (b)
.................... 13,400 314,766
IDT Corp. , Class B .................... 3,210 189,101
Iridium Communications, Inc. ............. 26,432 646,527
Liberty Latin America Ltd. , Class A
(a) (b)
....... 4,357 30,717
Liberty Latin America Ltd. , Class C, NVS
(b)
.... 15,373 109,763
Shenandoah Telecommunications Co. ....... 5,991 87,948
3,637,869
Electric Utilities — 0.2%
IDACORP, Inc. ...................... 6,924 867,785
MGE Energy, Inc. ..................... 5,531 469,803
1,337,588
Electrical Equipment — 1.8%
Acuity, Inc. ......................... 4,327 1,347,211
American Superconductor Corp.
(b)
......... 10,382 590,217
Bloom Energy Corp. , Class A
(a) (b)
.......... 54,950 2,054,581
EnerSys ........................... 4,158 384,074
Enovix Corp.
(a) (b)
...................... 37,275 499,485

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 60,735 $ 346,189
Generac Holdings, Inc.
(a) (b)
............... 11,095 2,160,086
NANO Nuclear Energy, Inc.
(a) (b)
............ 7,004 248,152
NuScale Power Corp. , Class A
(a) (b)
.......... 35,453 1,780,095
nVent Electric plc ..................... 23,301 1,827,264
Powell Industries, Inc. .................. 2,515 596,307
Power Solutions International, Inc.
(a) (b)
....... 800 75,000
Preformed Line Products Co. ............. 195 30,094
Thermon Group Holdings, Inc.
(b)
........... 4,024 113,799
Vicor Corp.
(b)
........................ 6,271 278,683
12,331,237
Electronic Equipment, Instruments & Components — 3.5%
Advanced Energy Industries, Inc. .......... 10,314 1,432,821
Arlo Technologies, Inc.
(b)
................ 27,078 438,664
Badger Meter, Inc. .................... 7,999 1,509,891
Bel Fuse, Inc. , Class B, NVS
(a)
............ 1,265 164,501
Belden, Inc. ........................ 7,367 910,930
Benchmark Electronics, Inc. ............. 2,834 109,109
Cognex Corp. ....................... 44,421 1,811,044
Coherent Corp.
(b)
..................... 42,053 4,524,903
CTS Corp. ......................... 7,792 305,368
Daktronics, Inc.
(b)
..................... 6,910 112,080
ePlus, Inc.
(b)
........................ 1,931 125,090
Fabrinet
(b)
.......................... 9,970 3,227,588
IPG Photonics Corp.
(b)
................. 3,335 249,758
Itron, Inc.
(b)
......................... 12,419 1,546,662
Littelfuse, Inc. ....................... 3,231 831,433
Mirion Technologies, Inc. , Class A
(a) (b)
....... 56,648 1,266,083
Napco Security Technologies, Inc. ......... 9,411 287,318
Novanta, Inc.
(b)
...................... 9,751 1,199,568
OSI Systems, Inc.
(a) (b)
.................. 4,288 947,691
PAR Technology Corp.
(a) (b)
............... 10,856 659,828
PC Connection, Inc. ................... 1,307 80,498
Plexus Corp.
(b)
....................... 4,031 513,952
Powerfleet, Inc.
(a) (b)
.................... 31,543 128,065
Rogers Corp.
(b)
...................... 2,225 145,915
Sanmina Corp.
(b)
..................... 6,592 764,936
Vishay Intertechnology, Inc. .............. 15,573 255,241
Vontier Corp. ........................ 14,046 582,488
24,131,425
Energy Equipment & Services — 0.9%
Archrock, Inc. ....................... 28,257 660,084
Atlas Energy Solutions, Inc. .............. 8,732 113,516
Bristow Group, Inc.
(b)
.................. 2,621 90,608
Cactus, Inc. , Class A .................. 6,063 256,526
Helix Energy Solutions Group, Inc.
(b)
........ 14,111 83,678
Kodiak Gas Services, Inc. ............... 14,214 459,539
Noble Corp. plc ...................... 21,033 563,895
Oceaneering International, Inc.
(b)
.......... 15,810 343,077
RPC, Inc. .......................... 10,700 49,755
Solaris Energy Infrastructure, Inc. , Class A .... 9,432 308,143
TechnipFMC plc ...................... 71,449 2,598,600
Transocean Ltd.
(a) (b)
................... 188,132 549,345
6,076,766
Entertainment — 1.0%
Atlanta Braves Holdings, Inc. , Class A
(b)
...... 2,704 127,358
Atlanta Braves Holdings, Inc. , Class C, NVS
(b)
. 12,641 563,283
Cinemark Holdings, Inc. ................ 8,880 238,606
IMAX Corp.
(b)
....................... 5,451 140,581
Lionsgate Studios Corp.
(a) (b)
.............. 31,187 184,627
Madison Square Garden Entertainment Corp.
(b)
. 4,147 156,715
Madison Square Garden Sports Corp.
(b)
...... 4,589 927,437
Roku, Inc. , Class A
(b)
.................. 34,997 3,295,317
Security
Shares
Shares Value
Entertainment (continued)
Warner Music Group Corp. , Class A ........ 37,706 $ 1,103,278
6,737,202
Financial Services — 1.2%
AvidXchange Holdings, Inc.
(b)
............. 28,346 279,492
Burford Capital Ltd. ................... 54,830 704,565
Cantaloupe, Inc.
(b)
.................... 16,743 185,345
Euronet Worldwide, Inc.
(b)
............... 4,809 467,339
EVERTEC, Inc. ...................... 5,422 196,005
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 793 136,610
Flywire Corp.
(b)
...................... 29,177 317,738
Marqeta, Inc. , Class A
(b)
................ 41,228 235,000
Merchants Bancorp ................... 2,455 71,931
Mr Cooper Group, Inc.
(b)
................ 7,922 1,233,614
Paymentus Holdings, Inc. , Class A
(a) (b)
....... 8,328 232,185
Payoneer Global, Inc.
(b)
................. 34,216 224,799
Radian Group, Inc. .................... 18,332 597,806
Remitly Global, Inc.
(b)
.................. 42,270 697,455
Sezzle, Inc.
(a) (b)
...................... 5,375 832,265
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 18,024 1,856,472
Velocity Financial, Inc.
(b)
................ 2,209 36,669
8,305,290
Food Products — 0.7%
Freshpet, Inc.
(b)
...................... 12,423 848,739
Ingredion, Inc. ....................... 5,188 682,430
J & J Snack Foods Corp. ................ 1,920 216,749
John B Sanfilippo & Son, Inc. ............. 870 55,080
Lamb Weston Holdings, Inc. ............. 12,246 698,879
Lancaster Colony Corp. ................ 5,574 990,834
Mission Produce, Inc.
(b)
................. 8,679 107,099
Post Holdings, Inc.
(b)
................... 5,883 622,480
Seneca Foods Corp. , Class A
(b)
........... 481 50,375
Simply Good Foods Co. (The)
(b)
........... 11,999 365,490
Tootsie Roll Industries, Inc. .............. 4,760 180,547
Vital Farms, Inc.
(b)
.................... 9,252 344,174
5,162,876
Gas Utilities — 0.3%
Chesapeake Utilities Corp. .............. 3,303 395,964
National Fuel Gas Co. ................. 10,885 944,709
New Jersey Resources Corp. ............. 9,919 455,381
Southwest Gas Holdings, Inc. ............ 6,615 516,896
2,312,950
Ground Transportation — 1.0%
ArcBest Corp. ....................... 2,316 169,369
Hertz Global Holdings, Inc.
(a) (b)
............ 16,825 107,848
Knight-Swift Transportation Holdings, Inc. .... 26,399 1,121,958
Landstar System, Inc. .................. 3,503 467,195
Lyft, Inc. , Class A
(b)
.................... 53,909 757,961
RXO, Inc.
(b)
......................... 44,427 686,397
Ryder System, Inc. .................... 6,137 1,090,606
Saia, Inc.
(b)
......................... 3,902 1,179,340
Schneider National, Inc. , Class B .......... 7,076 173,008
U-Haul Holding Co. , NVS ............... 14,586 758,472
U-Haul Holding Co.
(a) (b)
................. 1,146 66,308
Werner Enterprises, Inc. ................ 8,756 242,716
6,821,178
Health Care Equipment & Supplies — 2.7%
Alphatec Holdings, Inc.
(a) (b)
............... 12,208 129,161
Artivion, Inc.
(b)
....................... 5,698 176,125
AtriCure, Inc.
(b)
...................... 13,375 469,462
AxoGen, Inc.
(b)
....................... 10,462 136,948
Ceribell, Inc.
(a) (b)
...................... 5,175 74,520

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
CONMED Corp. ...................... 2,904 $ 148,540
Establishment Labs Holdings, Inc.
(a) (b)
....... 6,545 274,595
Glaukos Corp.
(b)
...................... 14,631 1,259,583
Globus Medical, Inc. , Class A
(b)
........... 31,497 1,657,687
Haemonetics Corp.
(b)
.................. 12,925 956,967
ICU Medical, Inc.
(b)
.................... 3,019 387,670
Inspire Medical Systems, Inc.
(b)
........... 8,071 1,005,162
Integer Holdings Corp.
(b)
................ 9,420 1,022,164
iRadimed Corp. ...................... 2,258 131,732
iRhythm Technologies, Inc.
(b)
............. 8,582 1,203,025
Kestra Medical Technologies Ltd.
(a) (b)
........ 6,358 104,907
Lantheus Holdings, Inc.
(b)
............... 18,474 1,315,164
LeMaitre Vascular, Inc. ................. 5,618 456,406
Masimo Corp.
(b)
...................... 8,543 1,313,828
Merit Medical Systems, Inc.
(b)
............. 16,140 1,369,640
Novocure Ltd.
(b)
...................... 15,278 176,766
Penumbra, Inc.
(b)
..................... 10,181 2,568,361
PROCEPT BioRobotics Corp.
(a) (b)
.......... 14,529 704,802
Pulse Biosciences, Inc.
(a) (b)
............... 4,854 72,907
RxSight, Inc.
(a) (b)
...................... 3,840 29,875
STAAR Surgical Co.
(b)
.................. 9,017 161,540
Tandem Diabetes Care, Inc.
(b)
............ 7,972 124,204
TransMedics Group, Inc.
(b)
............... 8,537 1,015,647
UFP Technologies, Inc.
(b)
................ 2,068 468,175
18,915,563
Health Care Providers & Services — 3.4%
Addus HomeCare Corp.
(b)
............... 4,902 523,436
Alignment Healthcare, Inc.
(b)
............. 30,020 413,676
Amedisys, Inc.
(b)
..................... 5,855 577,303
Ardent Health, Inc.
(b)
................... 2,586 27,412
Astrana Health, Inc.
(b)
.................. 10,796 257,592
Aveanna Healthcare Holdings, Inc.
(b)
........ 14,145 56,156
BrightSpring Health Services, Inc.
(b)
........ 12,372 255,482
Chemed Corp. ....................... 3,980 1,640,954
CorVel Corp.
(b)
....................... 8,018 710,395
DaVita, Inc.
(b)
........................ 5,186 727,959
Encompass Health Corp. ............... 26,308 2,896,774
Ensign Group, Inc. (The) ................ 15,758 2,363,700
GeneDx Holdings Corp. , Class A
(b)
......... 5,412 551,753
Guardant Health, Inc.
(b)
................. 31,700 1,299,066
HealthEquity, Inc.
(b)
.................... 23,298 2,259,906
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 55,576 3,678,020
LifeStance Health Group, Inc.
(a) (b)
.......... 22,980 91,460
National HealthCare Corp. ............... 1,689 162,195
NeoGenomics, Inc.
(a) (b)
................. 34,584 167,387
Nutex Health, Inc.
(a) (b)
.................. 975 82,690
Option Care Health, Inc.
(b)
............... 28,169 826,760
PACS Group, Inc.
(b)
................... 5,063 55,997
Pennant Group, Inc. (The)
(b)
.............. 8,941 198,222
Privia Health Group, Inc.
(b)
............... 29,910 583,843
Progyny, Inc.
(b)
....................... 19,442 457,081
RadNet, Inc.
(a) (b)
...................... 17,744 971,129
Select Medical Holdings Corp. ............ 14,905 220,445
Surgery Partners, Inc.
(b)
................ 19,571 429,583
Universal Health Services, Inc. , Class B ..... 5,961 992,208
US Physical Therapy, Inc. ............... 2,356 172,341
23,650,925
Health Care REITs — 0.8%
American Healthcare REIT, Inc. ........... 41,167 1,590,693
CareTrust REIT, Inc. ................... 48,542 1,543,636
National Health Investors, Inc. ............ 5,687 397,294
Omega Healthcare Investors, Inc. .......... 31,705 1,233,324
Sabra Health Care REIT, Inc. ............. 33,960 612,299
Security
Shares
Shares Value
Health Care REITs (continued)
Sila Realty Trust, Inc. .................. 5,898 $ 144,147
5,521,393
Health Care Technology — 0.6%
Certara, Inc.
(b)
....................... 32,562 320,410
Doximity, Inc. , Class A
(b)
................ 35,595 2,091,206
Evolent Health, Inc. , Class A
(a) (b)
........... 9,305 93,515
HealthStream, Inc. .................... 6,321 165,358
Phreesia, Inc.
(b)
...................... 8,678 233,959
Schrodinger, Inc.
(a) (b)
................... 9,101 185,023
Waystar Holding Corp.
(b)
................ 21,636 800,099
3,889,570
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc. ......... 9,147 869,514
Xenia Hotels & Resorts, Inc. ............. 10,769 136,874
1,006,388
Hotels, Restaurants & Leisure — 4.3%
Aramark ........................... 20,267 862,564
BJ's Restaurants, Inc.
(b)
................. 1,736 61,506
Brinker International, Inc.
(b)
.............. 12,022 1,894,667
Cava Group, Inc.
(b)
.................... 26,852 2,363,245
Cheesecake Factory, Inc. (The) ........... 7,032 449,415
Choice Hotels International, Inc.
(a)
.......... 4,585 585,550
Churchill Downs, Inc. .................. 10,894 1,166,094
Dutch Bros, Inc. , Class A
(b)
.............. 31,228 1,850,884
First Watch Restaurant Group, Inc.
(a) (b)
....... 6,093 105,348
Global Business Travel Group I
(a) (b)
......... 27,357 175,906
Hyatt Hotels Corp. , Class A .............. 11,052 1,558,000
Krispy Kreme, Inc.
(a)
................... 14,136 51,172
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 905 79,405
Life Time Group Holdings, Inc.
(a) (b)
.......... 32,882 944,371
Light & Wonder, Inc. , Class A
(a) (b)
.......... 10,001 963,296
Lucky Strike Entertainment Corp. , Class A
(a)
... 2,072 20,513
Monarch Casino & Resort, Inc. ............ 3,597 370,347
Norwegian Cruise Line Holdings Ltd.
(b)
....... 67,500 1,725,300
Planet Fitness, Inc. , Class A
(b)
............ 22,193 2,423,254
Portillo's, Inc. , Class A
(a) (b)
............... 4,947 49,272
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 5,807 175,604
Red Rock Resorts, Inc. , Class A ........... 9,144 560,984
Rush Street Interactive, Inc. , Class A
(b)
...... 23,627 476,320
Sabre Corp.
(b)
....................... 53,875 163,241
Shake Shack, Inc. , Class A
(a) (b)
............ 10,485 1,261,765
Six Flags Entertainment Corp.
(b)
........... 12,037 360,629
Sweetgreen, Inc. , Class A
(a) (b)
............. 26,681 343,651
Texas Roadhouse, Inc. ................. 18,234 3,375,660
Vail Resorts, Inc. ..................... 6,356 955,053
Wingstop, Inc. ....................... 7,634 2,880,614
Wyndham Hotels & Resorts, Inc. .......... 9,648 829,728
Wynn Resorts Ltd. .................... 8,207 894,809
29,978,167
Household Durables — 0.5%
Cavco Industries, Inc.
(b)
................. 1,987 802,092
Century Communities, Inc. .............. 2,506 141,063
Champion Homes, Inc.
(b)
................ 14,504 883,294
Installed Building Products, Inc. ........... 2,727 551,645
Legacy Housing Corp.
(b)
................ 1,373 30,728
Sonos, Inc.
(b)
........................ 12,799 138,357
TopBuild Corp.
(a) (b)
.................... 2,699 999,790
3,546,969
Household Products — 0.1%
WD-40 Co. ......................... 3,667 786,205

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc. , Class A ............ 6,231 $ 191,790
Clearway Energy, Inc. , Class C ........... 15,550 507,397
Ormat Technologies, Inc. ................ 15,694 1,403,200
Talen Energy Corp.
(b)
.................. 6,268 2,366,609
4,468,996
Industrial REITs — 1.1%
Americold Realty Trust, Inc. .............. 22,489 361,623
EastGroup Properties, Inc. .............. 14,331 2,339,392
First Industrial Realty Trust, Inc. ........... 17,705 862,588
Rexford Industrial Realty, Inc. ............ 36,362 1,328,304
STAG Industrial, Inc. .................. 27,195 933,604
Terreno Realty Corp. .................. 27,594 1,531,191
7,356,702
Insurance — 2.5%
Abacus Global Management, Inc.
(a) (b)
........ 10,288 55,658
American Financial Group, Inc. ........... 6,810 850,569
Assured Guaranty Ltd. ................. 8,045 680,446
Baldwin Insurance Group, Inc. (The) , Class A
(b)
. 20,042 738,347
Bowhead Specialty Holdings, Inc.
(b)
......... 4,244 137,930
Employers Holdings, Inc. ................ 2,208 91,146
Goosehead Insurance, Inc. , Class A ........ 6,603 600,279
Hanover Insurance Group, Inc. (The) ....... 5,368 921,310
HCI Group, Inc. ...................... 2,543 356,122
Kinsale Capital Group, Inc.
(a)
............. 6,040 2,661,768
Lemonade, Inc.
(a) (b)
.................... 11,347 427,555
Mercury General Corp. ................. 7,366 510,095
Old Republic International Corp. ........... 19,313 698,551
Oscar Health, Inc. , Class A
(a) (b)
............ 52,265 734,323
Palomar Holdings, Inc.
(b)
................ 7,086 938,824
Primerica, Inc. ....................... 6,328 1,680,907
RLI Corp. .......................... 22,870 1,509,191
Root, Inc. , Class A
(b)
................... 2,468 298,702
Ryan Specialty Holdings, Inc. , Class A ....... 28,716 1,757,132
Safety Insurance Group, Inc. ............. 1,422 100,038
Skyward Specialty Insurance Group, Inc.
(b)
.... 8,961 453,247
Tiptree, Inc. ........................ 3,638 75,598
Trupanion, Inc.
(a) (b)
.................... 9,460 448,499
Universal Insurance Holdings, Inc. ......... 2,884 68,178
White Mountains Insurance Group Ltd.
(a)
..... 355 634,669
17,429,084
Interactive Media & Services — 0.8%
Angi, Inc.
(b)
......................... 4,917 79,754
Cargurus, Inc. , Class A
(b)
................ 21,141 693,848
fuboTV, Inc.
(a) (b)
...................... 90,899 361,778
Grindr, Inc.
(a) (b)
....................... 8,873 155,100
Match Group, Inc. .................... 67,429 2,310,792
QuinStreet, Inc.
(b)
..................... 13,646 223,931
Rumble, Inc. , Class A
(a) (b)
................ 28,820 243,241
Taboola.com Ltd.
(a) (b)
................... 42,901 137,712
Trump Media & Technology Group Corp.
(a) (b)
... 32,362 569,247
Vimeo, Inc.
(b)
........................ 19,211 72,810
Yelp, Inc.
(b)
......................... 11,803 406,377
5,254,590
IT Services — 0.4%
Applied Digital Corp.
(a) (b)
................ 48,617 638,827
BigBear.ai Holdings, Inc.
(a) (b)
.............. 51,105 324,517
Couchbase, Inc.
(b)
.................... 9,635 233,745
DigitalOcean Holdings, Inc.
(a) (b)
............ 8,738 243,441
EPAM Systems, Inc.
(b)
.................. 6,100 962,031
Fastly, Inc. , Class A
(b)
.................. 16,871 114,554
Grid Dynamics Holdings, Inc. , Class A
(b)
...... 17,292 164,101
Security
Shares
Shares Value
IT Services (continued)
Hackett Group, Inc. (The) ............... 4,787 $ 111,968
2,793,184
Leisure Products — 0.2%
Acushnet Holdings Corp. ................ 3,314 263,861
Brunswick Corp. ..................... 6,126 357,085
Hasbro, Inc. ........................ 11,013 827,737
Latham Group, Inc.
(b)
.................. 8,335 56,511
1,505,194
Life Sciences Tools & Services — 1.4%
Adaptive Biotechnologies Corp.
(b)
.......... 27,409 280,668
Azenta, Inc.
(a) (b)
...................... 11,071 362,022
BioLife Solutions, Inc.
(b)
................. 6,064 128,921
Bio-Rad Laboratories, Inc. , Class A
(b)
........ 2,901 701,897
Bio-Techne Corp. ..................... 43,414 2,376,048
Bruker Corp. ........................ 12,537 481,797
Medpace Holdings, Inc.
(a) (b)
.............. 6,309 2,695,205
Mesa Laboratories, Inc. ................ 593 45,353
Niagen Bioscience, Inc.
(b)
............... 14,047 131,339
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 1,386 —
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 1,386 —
Repligen Corp.
(b)
..................... 8,700 1,018,509
Sotera Health Co.
(b)
................... 20,036 230,213
Tempus AI, Inc.
(a) (b)
.................... 23,068 1,305,418
9,757,390
Machinery — 6.3%
AGCO Corp. ........................ 6,304 743,683
Alamo Group, Inc. .................... 1,866 415,334
Albany International Corp. , Class A ......... 4,847 262,659
Allison Transmission Holdings, Inc. ......... 8,727 786,041
Atmus Filtration Technologies, Inc. ......... 2,002 77,898
Blue Bird Corp.
(b)
..................... 3,143 140,775
Chart Industries, Inc.
(b)
................. 12,307 2,447,001
Crane Co. .......................... 13,480 2,638,979
Donaldson Co., Inc. ................... 32,978 2,373,427
Energy Recovery, Inc.
(b)
................ 14,797 199,020
Enerpac Tool Group Corp. , Class A ......... 14,759 568,369
Enpro, Inc. ......................... 3,658 776,996
Esab Corp. ......................... 8,981 1,204,981
ESCO Technologies, Inc. ............... 6,589 1,276,289
Federal Signal Corp. .................. 16,654 2,107,897
Flowserve Corp. ..................... 20,281 1,136,547
Franklin Electric Co., Inc. ............... 10,783 1,013,063
Gorman-Rupp Co. (The) ................ 5,617 231,196
ITT, Inc. ........................... 22,395 3,806,254
JBT Marel Corp. ..................... 7,565 1,042,457
Kadant, Inc. ........................ 3,058 1,017,611
Lincoln Electric Holdings, Inc. ............ 15,331 3,733,098
Lindsay Corp. ....................... 1,508 205,857
Microvast Holdings, Inc.
(a) (b)
.............. 54,048 171,332
Middleby Corp. (The)
(a) (b)
................ 5,504 799,181
Mueller Industries, Inc. ................. 15,859 1,353,883
Mueller Water Products, Inc. , Class A ....... 42,813 1,060,050
Nordson Corp. ....................... 8,513 1,823,570
Proto Labs, Inc.
(b)
..................... 3,926 169,289
RBC Bearings, Inc.
(b)
.................. 8,447 3,271,861
REV Group, Inc. ..................... 6,099 302,205
SPX Technologies, Inc.
(b)
................ 12,721 2,320,183
Standex International Corp. .............. 1,359 223,882
Symbotic, Inc. , Class A
(a) (b)
............... 11,716 632,078
Toro Co. (The) ....................... 14,820 1,100,385
Trinity Industries, Inc. .................. 10,445 243,368

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Watts Water Technologies, Inc. , Class A ...... 7,453 $ 1,955,071
43,631,770
Marine Transportation — 0.2%
Kirby Corp.
(b)
........................ 8,244 785,736
Matson, Inc. ........................ 4,211 449,650
1,235,386
Media — 0.6%
DoubleVerify Holdings, Inc.
(b)
............. 36,832 564,266
Ibotta, Inc. , Class A
(b)
.................. 2,375 86,331
Integral Ad Science Holding Corp.
(b)
........ 18,786 154,045
Magnite, Inc.
(a) (b)
...................... 25,517 587,146
New York Times Co. (The) , Class A ......... 42,639 2,212,538
Newsmax, Inc.
(a) (b)
.................... 11,378 151,214
TechTarget, Inc.
(b)
..................... 8,109 58,709
TEGNA, Inc. ........................ 18,310 305,777
4,120,026
Metals & Mining — 1.4%
Carpenter Technology Corp. ............. 12,979 3,236,833
Century Aluminum Co.
(b)
................ 7,772 164,611
Cleveland-Cliffs, Inc.
(b)
................. 58,431 614,694
Hecla Mining Co. ..................... 79,840 458,282
Ivanhoe Electric, Inc.
(a) (b)
................ 18,826 179,976
Materion Corp. ...................... 2,734 287,890
MP Materials Corp. , Class A
(a) (b)
........... 34,080 2,095,920
Royal Gold, Inc. ...................... 18,019 2,728,437
USA Rare Earth, Inc.
(a) (b)
................ 4,983 63,334
9,829,977
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc. , Class A ..... 20,539 379,561
Ellington Financial, Inc. ................. 10,141 128,689
508,250
Office REITs — 0.1%
Empire State Realty Trust, Inc. , Class A ...... 11,092 80,306
Vornado Realty Trust .................. 22,290 856,382
936,688
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp. ................ 31,054 569,841
Antero Resources Corp.
(b)
............... 40,234 1,405,374
BKV Corp.
(b)
........................ 1,655 34,159
Centrus Energy Corp. , Class A
(a) (b)
......... 4,236 912,434
CNX Resources Corp.
(b)
................ 38,641 1,171,209
Comstock Resources, Inc.
(b)
.............. 13,619 243,372
DT Midstream, Inc. .................... 13,978 1,435,960
Excelerate Energy, Inc. , Class A ........... 2,492 63,945
Gulfport Energy Corp.
(a) (b)
............... 1,695 295,150
Kinetik Holdings, Inc. , Class A ............ 3,322 144,108
NextDecade Corp.
(b)
................... 23,411 265,949
REX American Resources Corp.
(b)
......... 1,480 77,374
Uranium Energy Corp.
(a) (b)
............... 114,805 995,359
7,614,234
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 10,158 918,385
Passenger Airlines — 0.3%
(b)
Alaska Air Group, Inc. .................. 16,693 884,061
Frontier Group Holdings, Inc. ............. 11,902 52,131
Joby Aviation, Inc. , Class A
(a)
............. 59,497 991,220
SkyWest, Inc. ....................... 4,082 473,349
2,400,761
Security
Shares
Shares Value
Personal Care Products — 0.6%
BellRing Brands, Inc.
(b)
................. 34,822 $ 1,900,585
elf Beauty, Inc.
(a) (b)
.................... 13,793 1,671,574
Interparfums, Inc. ..................... 4,917 592,990
4,165,149
Pharmaceuticals — 0.9%
(b)
ANI Pharmaceuticals, Inc. ............... 1,821 115,360
Avadel Pharmaceuticals plc , ADR
(a)
......... 23,855 250,716
Axsome Therapeutics, Inc. .............. 10,732 1,088,010
Corcept Therapeutics, Inc. ............... 26,442 1,776,109
CorMedix, Inc. ....................... 7,592 88,599
Crinetics Pharmaceuticals, Inc.
(a)
.......... 9,371 267,917
Edgewise Therapeutics, Inc. ............. 13,906 198,300
Evolus, Inc. ......................... 12,770 113,908
Harrow, Inc.
(a)
....................... 7,278 231,149
Ligand Pharmaceuticals, Inc. ............. 1,766 232,370
Liquidia Corp.
(a)
...................... 17,850 333,617
Ocular Therapeutix, Inc.
(a)
............... 30,119 348,778
Prestige Consumer Healthcare, Inc. ........ 5,747 424,991
Tarsus Pharmaceuticals, Inc. ............. 7,851 304,776
Trevi Therapeutics, Inc. ................. 20,988 155,416
WaVe Life Sciences Ltd. ................ 30,282 245,284
Xeris Biopharma Holdings, Inc. ........... 40,707 207,199
6,382,499
Professional Services — 3.4%
Barrett Business Services, Inc. ............ 6,751 310,343
CACI International, Inc. , Class A
(a) (b)
........ 4,314 1,986,899
CBIZ, Inc.
(a) (b)
........................ 14,098 861,670
CRA International, Inc. ................. 1,629 287,779
Dayforce, Inc.
(b)
...................... 42,560 2,454,435
ExlService Holdings, Inc.
(b)
.............. 44,237 1,921,213
Exponent, Inc. ....................... 13,748 948,062
First Advantage Corp.
(b)
................. 8,681 150,094
FTI Consulting, Inc.
(b)
.................. 9,345 1,554,541
Genpact Ltd. ........................ 25,294 1,114,201
Heidrick & Struggles International, Inc. ...... 1,660 73,920
Huron Consulting Group, Inc.
(b)
............ 4,626 611,002
ICF International, Inc. .................. 2,447 205,279
Innodata, Inc.
(a) (b)
..................... 8,259 453,419
Insperity, Inc. ........................ 9,386 559,218
KBR, Inc. .......................... 36,048 1,684,883
Kforce, Inc. ......................... 1,840 64,124
Korn Ferry ......................... 5,921 419,621
Legalzoom.com, Inc.
(b)
................. 30,964 278,366
Maximus, Inc. ....................... 9,002 664,888
NV5 Global, Inc.
(b)
.................... 8,346 187,368
Parsons Corp.
(b)
...................... 8,798 652,812
Paylocity Holding Corp.
(b)
............... 12,123 2,241,300
Planet Labs PBC , Class A
(a) (b)
............. 59,283 370,519
Robert Half, Inc. ..................... 15,996 590,412
Science Applications International Corp. ..... 4,460 497,201
UL Solutions, Inc. , Class A ............... 16,375 1,197,340
Verra Mobility Corp. , Class A
(b)
............ 43,403 1,096,360
Willdan Group, Inc.
(b)
.................. 2,022 172,477
WNS Holdings Ltd.
(b)
.................. 4,806 359,441
23,969,187
Real Estate Management & Development — 0.4%
Compass, Inc. , Class A
(b)
................ 49,160 390,330
eXp World Holdings, Inc.
(a)
............... 8,391 90,455
Howard Hughes Holdings, Inc.
(a) (b)
.......... 4,321 296,982
Jones Lang LaSalle, Inc.
(b)
............... 4,979 1,346,123
St. Joe Co. (The) ..................... 11,056 558,328
2,682,218

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs — 0.1%
Apartment Investment & Management Co. , Class
A ............................. 19,388 $ 163,053
Independence Realty Trust, Inc. ........... 29,546 495,487
UMH Properties, Inc. .................. 14,817 241,221
Veris Residential, Inc. .................. 9,792 137,871
1,037,632
Retail REITs — 1.2%
Acadia Realty Trust ................... 14,283 267,378
Agree Realty Corp. ................... 17,171 1,231,161
Alexander's, Inc. ..................... 174 43,707
Brixmor Property Group, Inc. ............. 35,674 932,161
Curbline Properties Corp. ............... 28,139 621,872
Federal Realty Investment Trust ........... 11,943 1,100,667
InvenTrust Properties Corp. .............. 10,703 295,082
Kite Realty Group Trust ................. 35,102 771,542
NETSTREIT Corp. .................... 6,191 112,862
NNN REIT, Inc. ...................... 14,132 583,086
Phillips Edison & Co., Inc. ............... 17,639 596,022
SITE Centers Corp. ................... 7,005 75,444
Tanger, Inc. ......................... 30,374 911,827
Urban Edge Properties ................. 21,338 420,785
Whitestone REIT ..................... 5,379 65,570
8,029,166
Semiconductors & Semiconductor Equipment — 4.3%
ACM Research, Inc. , Class A
(a) (b)
........... 5,997 182,069
Allegro MicroSystems, Inc.
(b)
............. 13,458 422,716
Alpha & Omega Semiconductor Ltd.
(b)
....... 4,319 110,005
Ambarella, Inc.
(a) (b)
.................... 11,132 735,714
Amkor Technology, Inc. ................. 11,394 257,049
Astera Labs, Inc.
(b)
.................... 35,774 4,891,379
CEVA, Inc.
(b)
........................ 6,311 134,866
Cirrus Logic, Inc.
(b)
.................... 5,142 517,851
Cohu, Inc.
(b)
........................ 11,754 209,926
Credo Technology Group Holding Ltd.
(b)
...... 39,824 4,442,367
Diodes, Inc.
(b)
....................... 3,951 195,061
Enphase Energy, Inc.
(b)
................. 12,823 414,952
FormFactor, Inc.
(b)
.................... 21,141 600,616
Ichor Holdings Ltd.
(b)
................... 5,007 99,089
Impinj, Inc.
(b)
........................ 7,233 1,118,077
Kulicke & Soffa Industries, Inc. ............ 13,144 430,597
Lattice Semiconductor Corp.
(b)
............ 37,744 1,880,784
MACOM Technology Solutions Holdings, Inc.
(b)
. 17,297 2,372,111
MKS, Inc. .......................... 4,391 417,935
Onto Innovation, Inc.
(b)
................. 13,426 1,272,113
PDF Solutions, Inc.
(b)
.................. 3,576 79,494
Power Integrations, Inc. ................ 14,746 715,476
Qorvo, Inc.
(b)
........................ 8,976 750,394
Rambus, Inc.
(b)
...................... 29,410 2,174,281
Rigetti Computing, Inc.
(a) (b)
............... 38,222 554,219
Semtech Corp.
(b)
..................... 6,925 353,868
Silicon Laboratories, Inc.
(b)
............... 8,843 1,165,242
SiTime Corp.
(a) (b)
..................... 5,810 1,178,558
Synaptics, Inc.
(b)
..................... 5,281 331,119
Ultra Clean Holdings, Inc.
(b)
.............. 5,459 122,937
Universal Display Corp. ................ 12,963 1,871,857
Veeco Instruments, Inc.
(b)
............... 5,868 121,937
30,124,659
Software — 9.8%
A10 Networks, Inc. .................... 19,489 358,987
ACI Worldwide, Inc.
(b)
.................. 28,792 1,225,388
Adeia, Inc. ......................... 11,014 142,631
Agilysys, Inc.
(b)
...................... 6,864 783,045
Alarm.com Holdings, Inc.
(b)
.............. 13,441 734,282
Security
Shares
Shares Value
Software (continued)
Alkami Technology, Inc.
(a) (b)
.............. 17,407 $ 388,002
Amplitude, Inc. , Class A
(b)
............... 22,149 270,882
Appfolio, Inc. , Class A
(b)
................ 6,311 1,687,435
Appian Corp. , Class A
(b)
................ 8,357 230,737
Asana, Inc. , Class A
(a) (b)
................. 24,030 352,760
Aurora Innovation, Inc. , Class A
(a) (b)
......... 130,043 755,550
AvePoint, Inc. , Class A
(b)
................ 29,426 561,448
BILL Holdings, Inc.
(b)
................... 22,871 980,022
Blackbaud, Inc.
(b)
..................... 4,079 275,006
BlackLine, Inc.
(b)
..................... 8,490 456,592
Blend Labs, Inc. , Class A
(b)
.............. 53,242 176,231
Box, Inc. , Class A
(b)
................... 39,147 1,256,619
Braze, Inc. , Class A
(b)
.................. 19,027 530,283
C3.ai, Inc. , Class A
(a) (b)
................. 17,448 411,075
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 68,573 663,101
Cipher Mining, Inc.
(a) (b)
.................. 72,652 396,680
Cleanspark, Inc.
(a) (b)
................... 74,531 847,417
Clear Secure, Inc. , Class A .............. 10,521 309,423
Clearwater Analytics Holdings, Inc. , Class A
(b)
.. 69,036 1,398,669
Commvault Systems, Inc.
(b)
.............. 11,934 2,266,863
Confluent, Inc. , Class A
(b)
............... 77,444 1,372,695
Core Scientific, Inc.
(b)
.................. 27,517 372,580
Dolby Laboratories, Inc. , Class A .......... 16,788 1,264,808
Dropbox, Inc. , Class A
(b)
................ 15,355 417,195
D-Wave Quantum, Inc.
(a) (b)
............... 76,784 1,319,917
Elastic NV
(b)
........................ 24,062 2,013,989
Freshworks, Inc. , Class A
(b)
.............. 53,397 693,627
Gitlab, Inc. , Class A
(b)
.................. 35,855 1,570,808
Hut 8 Corp.
(a) (b)
...................... 25,408 539,412
Informatica, Inc. , Class A
(b)
.............. 22,524 556,343
Intapp, Inc.
(a) (b)
....................... 14,887 596,224
InterDigital, Inc. ...................... 6,530 1,686,046
Jamf Holding Corp.
(b)
.................. 14,332 113,796
JFrog Ltd.
(a) (b)
....................... 26,451 1,148,238
Klaviyo, Inc. , Class A
(b)
................. 27,534 856,307
Life360, Inc.
(a) (b)
...................... 20,071 1,537,238
LiveRamp Holdings, Inc.
(b)
............... 7,682 252,123
Manhattan Associates, Inc.
(b)
............. 16,570 3,639,766
MARA Holdings, Inc.
(a) (b)
................ 93,229 1,499,122
Meridianlink, Inc.
(a) (b)
................... 8,055 128,719
N-able, Inc.
(b)
........................ 20,750 167,660
nCino, Inc.
(a) (b)
....................... 27,729 774,332
NextNav, Inc.
(a) (b)
..................... 17,181 254,107
OneSpan, Inc. ....................... 4,840 71,390
Onestream, Inc.
(a) (b)
................... 19,309 460,520
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 11,064 332,473
PagerDuty, Inc.
(b)
..................... 14,899 240,172
Pegasystems, Inc. .................... 25,046 1,470,451
Porch Group, Inc.
(b)
................... 13,378 168,830
Procore Technologies, Inc.
(a) (b)
............ 32,436 2,323,391
Progress Software Corp. ................ 3,325 159,866
PROS Holdings, Inc.
(b)
................. 12,097 189,802
Q2 Holdings, Inc.
(b)
.................... 16,405 1,332,086
Qualys, Inc.
(a) (b)
...................... 9,582 1,275,077
Rapid7, Inc.
(b)
....................... 16,191 341,954
RingCentral, Inc. , Class A
(b)
.............. 6,945 177,028
Riot Platforms, Inc.
(b)
.................. 36,818 493,729
Rubrik, Inc. , Class A
(b)
.................. 27,923 2,651,289
SailPoint, Inc.
(a) (b)
..................... 16,656 372,095
Samsara, Inc. , Class A
(a) (b)
............... 72,661 2,763,298
SEMrush Holdings, Inc. , Class A
(b)
......... 12,164 108,989
SentinelOne, Inc. , Class A
(b)
.............. 85,993 1,577,112
ServiceTitan, Inc. , Class A
(b)
.............. 3,085 360,050
SoundHound AI, Inc. , Class A
(a) (b)
.......... 99,011 1,022,784
Sprinklr, Inc. , Class A
(b)
................. 30,661 276,256

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Sprout Social, Inc. , Class A
(b)
............. 12,783 $ 219,228
SPS Commerce, Inc.
(b)
................. 10,324 1,123,922
Tenable Holdings, Inc.
(b)
................ 32,918 1,030,663
Teradata Corp.
(b)
..................... 9,050 189,417
Terawulf, Inc.
(a) (b)
..................... 78,714 406,164
UiPath, Inc. , Class A
(b)
................. 63,506 746,196
Unity Software, Inc.
(a) (b)
................. 55,518 1,852,081
Varonis Systems, Inc.
(a) (b)
................ 30,213 1,686,792
Vertex, Inc. , Class A
(b)
.................. 17,908 594,008
Weave Communications, Inc.
(b)
........... 16,062 117,253
Workiva, Inc. , Class A
(b)
................. 14,097 899,812
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 51,616 807,790
68,076,148
Specialized REITs — 0.5%
CubeSmart ......................... 24,068 936,486
Four Corners Property Trust, Inc. .......... 11,705 295,434
Lamar Advertising Co. , Class A ........... 10,113 1,236,314
National Storage Affiliates Trust ........... 6,599 194,406
PotlatchDeltic Corp. ................... 9,292 379,950
Rayonier, Inc. ....................... 20,031 466,923
Smartstop Self Storage REIT, Inc. .......... 8,450 286,286
3,795,799
Specialty Retail — 2.4%
Abercrombie & Fitch Co. , Class A
(b)
......... 7,364 707,091
Boot Barn Holdings, Inc.
(b)
............... 5,120 880,128
Camping World Holdings, Inc. , Class A ...... 7,352 101,752
CarMax, Inc.
(b)
....................... 19,071 1,079,609
Chewy, Inc. , Class A
(b)
................. 59,976 2,201,119
Dick's Sporting Goods, Inc. .............. 5,071 1,072,567
Five Below, Inc.
(b)
..................... 10,275 1,402,743
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 28,789 2,206,389
GameStop Corp. , Class A
(a) (b)
............. 56,236 1,262,498
Lithia Motors, Inc. , Class A .............. 2,676 770,688
Murphy USA, Inc. .................... 2,877 1,042,855
National Vision Holdings, Inc.
(b)
........... 6,929 168,098
Petco Health & Wellness Co., Inc.
(b)
........ 11,998 36,114
RealReal, Inc. (The)
(a) (b)
................. 9,798 51,538
Revolve Group, Inc. , Class A
(b)
............ 11,279 234,039
RH
(b)
............................. 2,894 595,064
Torrid Holdings, Inc.
(a) (b)
................. 4,284 10,667
Urban Outfitters, Inc.
(a) (b)
................ 7,410 557,825
Valvoline, Inc.
(b)
...................... 34,737 1,224,479
Warby Parker, Inc. , Class A
(b)
............. 24,131 577,938
Winmark Corp. ...................... 814 307,220
16,490,421
Technology Hardware, Storage & Peripherals — 0.5%
(b)
IonQ, Inc. .......................... 68,870 2,745,847
Quantum Computing, Inc.
(a)
.............. 30,588 453,926
3,199,773
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co. ............... 2,794 158,057
Figs, Inc. , Class A
(a) (b)
.................. 7,843 50,979
Kontoor Brands, Inc. ................... 4,715 262,437
Levi Strauss & Co. , Class A .............. 10,017 197,235
Ralph Lauren Corp. , Class A ............. 6,050 1,807,437
2,476,145
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 4,176 346,357
Trading Companies & Distributors — 2.7%
Air Lease Corp. , Class A ................ 11,913 659,980
Applied Industrial Technologies, Inc. ........ 10,572 2,870,298
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Core & Main, Inc. , Class A
(b)
.............. 28,788 $ 1,832,068
Distribution Solutions Group, Inc.
(b)
......... 3,048 91,349
DNOW, Inc.
(a) (b)
...................... 12,374 192,539
DXP Enterprises, Inc.
(b)
................. 3,447 390,407
FTAI Aviation Ltd. ..................... 27,709 3,813,036
GATX Corp. ........................ 5,204 794,599
Global Industrial Co. ................... 1,120 38,147
McGrath RentCorp .................... 6,644 829,105
MSC Industrial Direct Co., Inc. , Class A ...... 4,334 375,411
QXO, Inc.
(a) (b)
........................ 160,820 3,226,049
Rush Enterprises, Inc. , Class A ........... 8,545 462,627
Rush Enterprises, Inc. , Class B ........... 1,062 57,677
SiteOne Landscape Supply, Inc.
(b)
.......... 12,212 1,683,180
Transcat, Inc.
(b)
...................... 2,526 193,062
WESCO International, Inc. ............... 3,991 825,977
Willis Lease Finance Corp. .............. 407 57,623
Xometry, Inc. , Class A
(b)
................ 10,805 349,434
18,742,568
Water Utilities — 0.3%
American States Water Co. .............. 7,095 522,121
California Water Service Group ........... 9,148 415,960
Essential Utilities, Inc. .................. 26,498 975,126
H2O America ....................... 2,926 141,297
Middlesex Water Co. .................. 3,244 167,390
2,221,894
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a) (b)
....................... 9,968 158,092
Total Common Stocks — 99 .8%
(Cost: $ 583,478,435 ) .............................. 696,209,875
Rights
Biotechnology — 0.0%
Sanofi Aatd, Inc., CVR
(b) (d)
............... 4,215 4,847
Total Rights — 0.0%
(Cost: $ 2,729 ) .................................. 4,847
Total Long-Term Investments — 99.8%
(Cost: $ 583,481,164 ) .............................. 696,214,722
Short-Term Securities
Money Market Funds — 14.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(g)
................... 97,474,323 97,513,313
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 1,185,757 1,185,757
Total Short-Term Securities — 14 .1%
(Cost: $ 98,663,152 ) ............................... 98,699,070
Total Investments — 113 .9%
(Cost: $ 682,144,316 ) .............................. 794,913,792
Liabilities in Excess of Other Assets — (13.9) % ............ (97,297,892)
Net Assets — 100.0% ...............................
$ 697,615,900

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 83,607,728 $ 13,905,488
(a)
$ — $ — $ 97 $ 97,513,313 97,474,323 $ 118,515
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 886,434 299,323
(a)
— — — 1,185,757 1,185,757 9,695 —
$ — $ 97 $ 98,699,070 $ 128,210 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 11 09/19/25 $ 1,221 $ (25,979)

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 696,209,875 $ — $ — $ 696,209,875
Rights ................................................ — — 4,847 4,847
Short-Term Securities
Money Market Funds ...................................... 98,699,070 — — 98,699,070
$ 794,908,945 $ — $ 4,847 $ 794,913,792
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (25,979) $ — $ — $ (25,979)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust